ACCOUNTS AND NOTES RECEIVABLE, NET	12 Months Ended
Dec. 31, 2019
ACCOUNTS AND NOTES RECEIVABLE, NET
ACCOUNTS AND NOTES RECEIVABLE, NET

5.    ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts and notes receivable and the allowance for doubtful debt consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Accounts receivable	592,669	722,840	103,830
Notes receivable	2,606	2,146	308
Allowance for doubtful debt	(70,970)	(67,828)	(9,743)
	524,305	657,158	94,395

As of December 31, 2018 and 2019, all accounts and notes receivable were due from third party customers. An analysis of the allowance for doubtful debt was as follows:

	For the years ended December 31,
	2018	2019
	RMB	RMB	US$
Balance at beginning of the year	73,656	70,970	10,194
Additional provision charged to expense	315	485	70
Write-off of accounts receivable	(3,001)	(3,627)	(521)
Balance at the end of the year	70,970	67,828	9,743